INVESTMENTS IN AFFILIATES - Tax equity transactions (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax equity transactions
Gain on disposal of investment in affiliates			$ 13,936	$ 1,928	$ 47,102
Class B membership interests
Tax equity transactions
Net assets derecognized	$ 18,486
Value wrote down		$ 4,995
RE Roserock Holdings LLC ("Roserock")
Tax equity transactions
Ownership percentage				49.00%